SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All significant transactions and balances between the Company, its subsidiaries and VIEs have been eliminated upon consolidation.

(b) Basis of presentation

The accompanying consolidated financial statements of the Group have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(c) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual financial results could differ significantly from these estimates. Significant items subject to such estimates and assumptions include allowances for doubtful accounts, deferred income tax assets, provision for loyalty programs, deferred revenue recognition, share-based compensation, loss contingencies, allocation of the purchase price of acquisitions, fair value of contingent consideration, useful lives and residual values of property and equipment and intangible assets, and recovery of the carrying values of long-lived assets, goodwill and intangible assets.

(d) Foreign currencies

The Group’s functional and reporting currency is the Renminbi (“RMB”). Transactions denominated in foreign currencies are measured at the exchange rate prevailing on the transaction date. Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB using the applicable exchange rates quoted by the People’s Bank of China (“PBOC”) at the balance sheet dates. All exchange gains and losses are included in “foreign exchange losses” in the consolidated statements of operations.

Translations of amounts from RMB into United States dollars (“US$”) are solely for the convenience of the reader and are calculated at the rate of US$1.00 = RMB6.2939, representing the noon buying rate in the City of New York for cable transfers of RMB, as published by the Federal Reserve Bank of New York, on December 31, 2011. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2011, at any other rate, or at all.

(e) Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(f) Revenue recognition

The Group’s revenues are principally derived from providing hotel reservation, air ticketing and other related travel services. The Group recognizes revenues when all of the following have occurred: persuasive evidence of arrangement with the customer, services have been performed, fees are fixed or determinable and collectability of the fees is reasonably assured, as prescribed by Accounting Standards Codification (“ASC”) subtopic 605-10, Revenue Recognition, Overall. These criteria as related to the Group’s revenues are considered to have been met as follows:

Hotel reservation services

The Group receives commissions from travel suppliers or customers for hotel room reservations booked through the Group. Commissions from hotel reservation services rendered are recognized after confirmation with the hotel that the customers have completed their stay. The Group presents revenues from such transactions on a net basis in the consolidated statements of operations as the Group generally acts as an agent, does not assume any inventory risk, and has no obligation to the hotel for hotel reservations which are cancelled or for which the customer does not check-in at the hotel. Contracts with certain travel suppliers contain escalating commissions that are subject to achieving specific performance targets. Such escalating commissions are recognized when the performance targets have been achieved.

Air ticketing services

The Group receives commissions from travel suppliers for air ticketing services booked through the Group. Commissions from air ticketing services rendered are recognized upon the issuance of the ticket, net of estimated cancellations. Estimated cancellations were insignificant for the years ended December 31, 2009, 2010 and 2011. The Group presents revenues from such transactions on a net basis in the consolidated statements of operations, as the Group acts as an agent, does not assume any inventory risk, and has no obligations for cancelled airline ticket reservations. The Group sometimes also receives additional discretionary commissions from certain airlines when performance targets are met. Such discretionary commissions are recognized on a cash basis because the Group cannot reasonably estimate the timing of the receipt of such commissions in advance.

Other services

Other services include Other travel services and Non-travel services.

i)	Other travel services

Other travel services are mainly commissions from insurance companies for the sale of travel insurance. The Group recognizes revenue when the travel insurance is issued to the customer, net of cancellations.

ii)	Non-travel services

Non-travel services primarily comprise advertising services on Xici.net and eLong.com. Revenue from advertising contracts is recognized over the contractual advertisement display period.

The Company’s subsidiaries and VIEs are subject to business tax and surcharges on the revenues generated from services rendered in China. Business tax and surcharges are recorded on a net basis (excluded from revenues) in the consolidated statements of operations.

Deferred revenue

In September 2009, the Group launched a eCoupon program, through which the Group provides eCoupons and virtual cash accounts for customers who book selected hotels online through the eLong.com website. Customers who use the eCoupons receive credits in their virtual cash accounts upon check-out from the hotels, and may redeem the amount of credits in their virtual cash account as either cash transferred to their bank account or mobile phone credit after a minimum threshold is reached. The Group accounts for the eCoupon program in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. As customers have the option to select cash redemption of the balance in their virtual cash accounts, the Group accounts for the actual redeemed cost of eCoupons used by customers, as well as an estimate of the cost of future usage of eCoupons, as a reduction of revenue in the consolidated statements of operations. In addition, the Group records as deferred revenue in the consolidated balance sheets an amount equal to the reduction of revenue in the consolidated statements of operations. The deferred revenue balance is then reduced as customers redeem virtual cash balances or the eCoupons expire.

In 2011, the Group expanded the eCoupon program, by allowing customers to redeem their virtual cash towards the purchase of air tickets and certain hotels. In October 2011, the Group also eliminated the minimum threshold required for customers to redeem virtual cash in their accounts. Following this change in redemption policy, the Group started to account for only the actual redeemed cost of eCoupons used by customers as a reduction of revenue in the consolidated statements of operations, and the deferred revenue balance related to the estimated cost of future usage of eCoupons was recognized as revenue since customers no longer had to achieve a minimum threshold prior to redemption.

(g) Income taxes

Income taxes are provided for using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates or change in tax status is recognized in income in the period the change in tax rates or the tax law is enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

In accordance with ASC subtopic 740-10, Income Taxes, Overall, the impact of a tax position taken or expected to be taken in a tax return is recognized in the financial statements if that position is not more likely than not to be sustained upon an examination based on the technical merits of the position.

(h) Share-based compensation

The Group applies ASC subtopic 718-10 (“ASC 718-10”), Compensation—Stock Compensation Overall, in connection with its share based compensation arrangements. In accordance with ASC 718-10, all grants of stock options and performance units are recognized in the consolidated financial statements based on their grant date fair values. In 2009, the Group applied the provisions of ASC 718-10 regarding the use of the simplified method in developing estimates of the expected lives of stock options. Starting in 2010, the Group believed it had sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected lives of its stock options as the Group’s ADSs have been publicly traded since the Company’s initial public offering in 2004.

ASC 718-10 requires forfeitures to be estimated at the date of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation cost is recorded net of estimated forfeitures such that the expense is recorded only for those share-based awards that are expected to vest.

Under ASC 718-10, the Group applies the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on the U.S. Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected lives are based on historical exercise patterns, which the Group believes are representative of future behavior. Expected dividend yield is determined in view of the Company’s historical dividend payout rate. The Group estimates volatility based on the Group’s own historical volatilities because the Group believes the length of time the Group’s ADSs have been publicly traded is sufficient to make such an estimate. The Group recognizes compensation cost on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture and adjusted to reflect consideration for foreseeable future changes in facts and circumstances, if any.

Compensation cost related to 2009, 2010 and 2011 performance units, which are awards in the form of units that are denominated in a hypothetical equivalent number of the Company’s ordinary shares, is determined based on the fair market value of the Company’s ordinary shares on the trading date immediately preceding the grant date for awards under the 2004 Plan, and the grant date, or if the grant date is not a trading day then the immediately preceeding trading date, for awards under the 2009 Plan. At the time of grant, the Company’s Board of Directors or the Compensation Committee determines if the Company will settle the performance units in cash or shares.

Settlement terms of performance units, once established, may only be changed by approval of the Company’s Board of Directors or the Compensation Committee. Except with respect to the performance units granted to each member of the Board of Directors who are not employees of the Group, Expedia, Tencent (or an Expedia or Tencent affiliate) (“non-employee directors”) which are to be settled in cash, performance units granted to employees during 2009, 2010 and 2011 are to be settled in ordinary shares. Performance units granted during 2009, 2010 and 2011 to the Company’s non-employee directors are to be settled upon vesting by payment of the cash amount equal to the fair market value of the vested performance units on the vesting date. The forfeiture rate is estimated based on historical forfeitures and adjusted to reflect foreseeable future changes in facts and circumstances, if any.

Share-based compensation awards which are settled in cash upon vesting are classified as liabilities and included in “accrued expenses and other current liabilities” in the accompanying consolidated balance sheets. Compensation cost related to liability-classified awards is determined based on the current share price at the balance sheet dates, and the proportionate amount of the requisite service that has been rendered to such date. Changes in the fair value of the liability-classified awards after the requisite service period has been completed and before the awards are vested are immediately recognized as compensation cost in the period in which the change in fair value occurs.

(i) Loyalty points provision

eLong members earn loyalty points based on their usage of the Group’s services. The Group provides non-cash gifts and hotel room stays and air tickets awards to eLong members upon redemption of loyalty points that are accumulated based on the members’ transactions with the Group. The Group recognizes estimated costs to provide non-cash gifts and hotel room stays and air tickets based on historical redemption rates. The liabilities for loyalty points are reduced upon the redemption or expiration of outstanding loyalty points. The estimated costs are included in “sales and marketing” in the consolidated statements of operations and the estimated liabilities are included in “accrued expenses and other current liabilities” in the consolidated balance sheets.

(j) Cash and cash equivalents

Cash and cash equivalents include cash on hand and time deposits placed with commercial banks or other financial institutions. The Group considers highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of three months or less to be cash equivalents. All cash and cash equivalents are unrestricted as to withdrawal and use.

(k) Restricted cash

Restricted cash represents cash that cannot be withdrawn without the permission of third parties. As of December 31, 2011, the Group’s restricted cash of RMB61,400,000 (2010: RMB60,600,000) mainly consisted of time deposits in an escrow account in China required to support the Group’s air ticketing business.

(l) Short-term investments

Short-term investments, as of December 31, 2011, represents time deposits of more than three months duration (generally six, nine or twelve months duration) held in commercial banks of RMB1,433,424,847 (2010: RMB580,005,239).

(m) Accounts receivable

Accounts receivable is recorded at the invoiced amount and is non-interest bearing. The allowance for doubtful accounts is the Group’s reasonable estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group reviews its allowance for doubtful accounts periodically and determines the allowance based on historical write-off experience, the aging of the accounts receivable balance and customer credit worthiness. Specific accounts are reviewed individually for collectability. Accounts receivable are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure.

(n) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. The Group also capitalizes certain costs incurred during the application development stage related to the development of internal-use software in accordance with ASC subtopic 350-40, Intangibles-Goodwill and Other: Internal-Use Software and ASC subtopic 350-50, Intangibles-Goodwill and Other: Website Development Costs. Costs incurred related to the planning and post-implementation phases of development are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Capitalized software development cost	3 years
Computer equipment and purchased system software	3-5 years
Furniture, fixtures and office equipment	5 years

Leasehold improvements are amortized using the straight-line method over 0.5 to 5.5 years which represents the shorter of the lease term or estimated useful life of the assets.

Projects in progress are stated at cost. Projects in progress refer to labor costs capitalized in connection with the software development before the software is substantially complete and ready for its intended use.

(o) Investment in equity affiliates

The Group applies the equity method in accounting for the investment in equity affiliates in which the Group has the ability to exercise significant influence but does not own a majority equity interest or otherwise control the equity affiliates. On December 31, 2010, the Group acquired a 20% equity interest in a PRC online travel agency (“2010 Affiliate Company”) and on April 27, 2011, the Group invested a 35% equity interest in a newly-established PRC online travel information company (“2011 Affiliate Company”), resulting in the Group’s ability to exercise significant influence and meeting the requirement to apply the equity method of accounting. Under ASC 323, Investments—Equity Method and Joint Ventures, the Group’s share of the post-acquisition profits or losses of the equity affiliates is recognized in the consolidated statements of operations. Unrealized gains on transactions between the Group and the equity affiliates are eliminated to the extent of the Group’s interest in the equity affiliates and unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the equity affiliates equals or exceeds its equity interest in the equity affiliates, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the equity affiliates.

The Group monitors its investment in the equity affiliates for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the equity affiliates including current earnings trends and other company-specific information.

(p) Business combinations

The Group accounts for all business combinations under the purchase method in accordance with ASC 805, Business Combinations. The cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of the cost of the acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the identifiable net assets of the acquiree, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable net assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of services and forecasted life cycle and forecasted cash flows over that period. Although the Group believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

(q) Goodwill and other intangible assets

Goodwill represents the excess of costs over fair value of the net assets of businesses acquired. The Group follows the provisions of ASC subtopic 350-20, Intangibles-Goodwill and Other: Goodwill. Goodwill and intangible assets acquired in a purchase business combination and determined to have an indefinite useful life are not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist. The Group performs its annual impairment assessment for goodwill and indefinite-lived intangible assets in December of each year.

In 2011, the Group early adopted Accounting Standards Update (“ASU”) 2011-08, Testing Goodwill for Impairment, to test goodwill for impairment by performing a qualitative assessment before calculating the fair value of a reporting unit in step one of the goodwill impairment test. If the Group determines, on the basis of qualitative factors, that the fair value of a reporting unit is more likely than not less than the carrying amount, a two-step impairment test is required. Otherwise, further testing is not needed. Under the two-step impairment test, the Group evaluates the recoverability of goodwill at the reporting unit level. In the first step, the fair value of the reporting unit is compared to its carrying value including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows of the reporting unit. If the fair value of the reporting unit is less than the carrying value, a second step is performed which compares the implied fair value of the reporting unit’s goodwill to the carrying value of the goodwill. In determining the implied fair value of the reporting unit goodwill, the fair values of the net tangible assets and recognized and unrecognized intangible assets are deducted from the fair value of the reporting unit. If the implied fair value of the reporting unit goodwill is lower than its carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value.

Intangible assets are carried at cost less accumulated amortization. Intangible assets with definite lives are amortized using the straight-line method over the estimated economic life.

The impairment test on indefinite-lived intangible assets that are not subject to amortization consists of a comparison of the fair value of each intangible asset with its carrying amount. If the carrying amount of an intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

(r) Impairment of long-lived assets

The Group evaluates impairment of its long-lived assets to be held and used, including equipment and software, separately identifiable intangible assets which are subject to amortization and other non-current assets, when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable in accordance with ASC subtopic 360-10, Property, Plant and Equipment Overall. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value. Assets to be disposed of are separately presented in the consolidated balance sheet as assets held for sale and reported at the lower of carrying amount or estimated fair value less the costs to sell, and are no longer depreciated.

(s) Employee benefit plans

Under PRC law, the Group participates in various defined contribution plans pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The Group is required to make contributions to these plans at stated contribution rates based on monthly compensation of qualified employees. The Group has no obligation for the payment of employee benefits associated with these plans beyond the mandatory contributions payable during the period of the employee’s employment with the Group. For the years ended December 31, 2009, 2010 and 2011, the Group contributed RMB28,190,215, RMB33,403,334 and RMB37,565,582, respectively to these plans.

(t) Statutory reserves

Under PRC law, the Company’s PRC wholly-owned subsidiaries are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. These subsidiaries are required to allocate at least 10% of their after tax profits on an individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital on an individual company basis. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of these subsidiaries. The Company’s VIEs are also subject to similar statutory reserve requirements. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends. As of December 31, 2011, the subsidiaries and VIEs had appropriated RMB14,606,426 (2010: RMB6,721,199) in general reserves and nil in enterprise expansion fund and staff welfare and bonus fund. The general reserves have been included in accumulated deficit in the Group’s consolidated balance sheets.

(u) Net income per share

For the calculation of basic net income and diluted net income per share, ordinary shares include ordinary shares and high-vote ordinary shares. Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the period. Diluted net income per share is calculated by dividing net income by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of the ordinary shares issuable upon the exercise of outstanding stock options, stock warrants and the settlement of performance units.

(v) Advertising expense

The Group incurs advertising expense consisting of online marketing, email and short messaging service expenses to promote the Group’s products and services. The Group expenses the production costs associated with advertisements in the period in which the advertisement first takes place. The Group expenses the costs of communicating the advertisement as incurred each time the advertisement is shown. For the years ended December 31, 2009, 2010, and 2011, advertising expense was RMB30,839,870, RMB58,190,789 and RMB84,706,149 respectively, and was recorded as a component of “sales and marketing” expenses. As of December 31, 2010 and 2011, the Group had RMB3,756,067 and RMB7,562,484, respectively, of prepaid marketing expenses which are included in “prepaid expenses” in the consolidated balance sheets.

(w) Segment reporting

The Group mainly operates and manages its business as two reportable segments: Hotel and Air. In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Group. The Group does not allocate any assets to its hotel and air segments as management does not use this information to measure the performance of the reportable segments.

The Group generates substantially all revenues from customers in the PRC. Accordingly, no geographical segments are presented.

(x) Operating leases

The Group leases office space under operating lease agreements with original lease periods of up to five and a half years. Rental expenses are recognized from the date of initial possession of the leased property on a straight-line basis over the term of the lease. Certain lease agreements contain rent holidays, which are recognized on a straight-line basis over the lease term. Lease renewal periods are considered on a lease-by-lease basis and are not included in the initial lease term.

(y) Financial instruments

Financial instruments of the Group are primarily comprised of cash and cash equivalents, restricted cash, accounts receivable, short-term investments, accounts payable, and other payables. As of December 31, 2010 and 2011, the carrying values of these financial instruments approximated their fair value due to their short term nature.

(z) Treasury stock

In the year ended December 31, 2008, the Group repurchased 2,000,000 ADSs at a cost of US$15 million including brokerage commission. In 2009, 2010 and 2011, the Group did not repurchase any ADSs or ordinary shares. The ADSs repurchased by the Group are no longer outstanding. The repurchase of ADSs is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. The Group issues the repurchased ADSs to employees who exercise their stock options or receive them upon the vesting of performance units under the Group’s share compensation plans.

In 2011, the Group issued 399,586 (2010: 140,036) of repurchased ADSs to recipients of stock options and performance units. The Group accounts for these transactions in accordance with ASC subtopic 505-30, Equity, Treasury Stock. Gains on sales of treasury stock not previously accounted for as constructively retired shall be credited to additional paid-in capital, and losses may be charged to additional paid-in capital to the extent that previous net gains from sales or retirements of the same class of stock are included therein, and otherwise to accumulated deficit.

(aa) Recently issued accounting pronouncements

In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which is effective for fiscal years and interim periods beginning after December 15, 2011. ASU 2011-05 allows an entity to present components of net income and other comprehensive income in one continuous statement, referred to as the statement of comprehensive income, or in two separate but consecutive statements. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in stockholders’ equity. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income from that of current accounting guidance. Upon adoption, the Group will present comprehensive income in accordance with the requirements of ASU 2011-05.